Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Nov. 10, 2016
Document Information [Line Items]
Entity Registrant Name	BIOLARGO, INC.
Entity Central Index Key	0000880242
Trading Symbol	blgo
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		89,915,980
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Amendment Flag	false